Transactions and balances with related parties - Key management (Details) - Key Management Personnel of Entity or Parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income
Short-term employee benefits	$ 3,332	$ 3,889	$ 4,236
Other benefits	114	107	81
Share-based compensation	1,858	5,155	9,299
Total	$ 5,304	$ 9,151	$ 13,616